Condensed Statements Of Operations - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended
	Jun. 30, 2020	Sep. 30, 2020		Sep. 30, 2020
Income Statement [Abstract]
Operating costs		$ 56,266		$ 61,266
Formation costs	$ 5,000
Loss from operations		(56,266)		(61,266)
Other income (expense):
Interest earned on marketable securities held in Trust Account		15,961		15,961
Unrealized loss on marketable securities held in Trust Account		(14,209)		(14,209)
Other income, net		1,752		1,752
Net loss	$ (5,000)	$ (54,514)		$ (59,514)
Weighted average shares outstanding, basic and diluted	5,000,000 [1]	5,413,908	[2]	5,409,457	[2]
Basic and diluted net loss per ordinary share	$ 0.00	$ (0.01)	[3]	$ (0.01)	[3]

[1]	Excludes an aggregate of up to 750,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 7).
[2]	Excludes an aggregate of 18,936,619 shares subject to possible redemption and an aggregate of up to 750,000 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters.
[3]	Net loss per ordinary share - basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $1,659 for each of the three months ended September 30, 2020 and for the period from June 4, 2020 (inception) through September 30, 2020 (see Note 2).